Borrowings (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Contractual Maturity
2018	$ 23,220
2019	9,730
2020	10,553
2021	10,750
2022	5,403
Thereafter	4,791
Total	$ 64,447	$ 56,813
Weighted Average Rate
2018	1.57%
2019	1.66%
2020	1.72%
2021	1.90%
2022	2.05%
Thereafter	2.00%
Total	1.73%